Financial Risk Management - Summary of Financial Liabilities into Maturity Groupings based on Contractual Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-derivatives
Convertible Notes	$ 328,981	$ 324,395	$ 323,528
Trade payables	$ 64,688	$ 60,152